Note 17 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	(in thousands)
2018	Level 1 input	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$59,466	$-	$59,466
Mortgage-backed	-	106,924	-	106,924
Other	962	2	-	964
Mortgage servicing rights	-	-	1,313	1,313
Total recurring	$962	$166,392	$1,313	$168,667

Nonrecurring:
Other real estate owned	$-	$-	$108	$108
	(in thousands)
2017	Level 1 input	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$67,979	$-	$67,979
Mortgage-backed	-	100,463	-	100,463
Other	984	2	-	986
Mortgage servicing rights	-	-	1,270	1,270
Total recurring	$984	$168,444	$1,270	$170,698

Nonrecurring:
Other real estate owned	$-	$-	$159	$159
Total nonrecurring	$-	$-	$159	$159

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	(in thousands)
Securities valued using Level 3 inputs	2017	2016
Balance at beginning of year	$2,238	$2,389
Principal payments received	(2,238)	(151)
Changes in fair value	-	-
Balance at end of year	$-	$2,238
	(in thousands)
Mortgage Servicing Rights	2018	2017	2016
Balance at beginning of year	$1,270	$1,247	$1,181
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	164	183	273
Disposals – amortization based on loan payments and payoffs	(147)	(129)	(195)
Changes in fair value	26	(31)	(12)
Balance at end of year	$1,313	$1,270	$1,247